July 1, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Investors Trust (File Nos. 033-23512 and 811-05629)
Registration Statement on Form N-14

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Investors Trust (“Registrant”).  This Form N-14 is being filed in connection with the reorganizations in which each acquiring portfolio (each, an “Acquiring Portfolio” and collectively, the “Acquiring Portfolios”) will acquire all of the assets of each respective acquired portfolio (each, an “Acquired Portfolio” and collectively, the “Acquired Portfolios”) listed in the table below, in exchange for shares of the applicable Acquiring Portfolio and the assumption by the applicable Acquiring Portfolio of the liabilities of the respective Acquired Portfolio.  The Acquired Portfolios and the Acquiring Portfolios are separate series of the Registrant.

Acquired Portfolios	Acquiring Portfolios

ING Lifestyle Conservative Portfolio	ING Retirement Conservative Portfolio

ING Lifestyle Moderate Portfolio	ING Retirement Moderate Portfolio

ING Lifestyle Moderate Growth Portfolio	ING Retirement Moderate Growth Portfolio

ING Lifestyle Growth Portfolio	ING Retirement Growth Portfolio

ING Lifestyle Aggressive Growth Portfolio	ING Retirement Growth Portfolio

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 202.261.3484 or Chris C. Okoroegbe at 480.477.2278.

Very truly yours,

/s/ Jutta M. Frankfurter
Jutta M. Frankfurter

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